Leases - Supplemental balance sheet information related to operating leases (Details) - USD ($)	Mar. 31, 2021	Sep. 30, 2020	Oct. 01, 2019
Supplemental balance sheet information related to operating leases
Operating lease right-of-use assets	$ 836,994
Operating lease right-of-use assets - accumulated amortization	(99,772)
Operating lease right-of-use assets, net	737,222	$ 823,038	$ 300,000
Operating lease liabilities, current	145,647	138,850
Operating lease liabilities, non-current	577,018	$ 669,202
Total operating lease liabilities	$ 722,665		$ 300,000